Related Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Feb. 12, 2020
Related Party Transactions (Details) [Line Items]
Revenue		$ 17,993	$ 19,217	$ 36,229	$ 37,688
Accounts payable		16,053,000		16,053,000		$ 6,081,000	$ 2,658,000
Revenue						1,600,000	800,000
Accounts receivable related parties						800,000	300,000
Other expenses						2,100,000	300,000
Affiliate revenue payable related to engineering services						400,000	200,000
KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Affiliate revenue payable related to engineering services						1,900,000	1,300,000
Ownership rate	10.00%
Accounts receivables						300,000	200,000
X Energy, LLC [Member]
Related Party Transactions (Details) [Line Items]
Affiliate accounts payable related to energy expenses						100,000	0
Penumbra, LLC [Member]
Related Party Transactions (Details) [Line Items]
Expenses with related to management fees						100,000	$ 200,000
Related Party [Member] | Axiom Space Inc [Member]
Related Party Transactions (Details) [Line Items]
Revenue		100,000	300,000	100,000	1,400,000
Accounts receivable		1,000,000		1,000,000		800,000
Related Party [Member] | IBX, LLC [Member]
Related Party Transactions (Details) [Line Items]
Management fee expense		200,000	1,100,000	600,000	1,500,000
Accounts payable						400,000		$ 600,000
Related Party [Member] | KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Revenue		800,000	500,000	1,400,000	900,000
Accounts receivable		300,000		300,000		300,000
Related Party [Member] | X-energy, LLC [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable		$ 600,000		$ 600,000		$ 100,000
Related Party [Member] | Penumbra, LLC [Member]
Related Party Transactions (Details) [Line Items]
License fee expense			$ 17,000		$ 67,000
Affiliated Entity [Member] | S N S [Member] | KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Equity ownership percentage									10.00%